UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09081

Morgan Stanley International Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2008

Date of reporting period:	April 30, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley International Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended April 30, 2008

Total Return for the 6 Months Ended April 30, 2008+
Class A	Class B	Class C	Class I++	MSCI EAFE Index[1]	Lipper International Large-Cap Core Funds Index[2]
–9.64%	–9.82%	–9.78%	–9.69%	–9.21%	–9.31%

+  Share classes listed above represent classes with the full six month period total returns to report. Class R and Class W shares commenced operations on March 31, 2008 and therefore are not listed on the table above.

++  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund's share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

International equity markets suffered a significant sell-off during the six-month period ended April 30, 2008, reaching a low in mid-March. However, to most investors' relief, global equities rallied nicely off the mid-March bottom. Given the continued surge in commodity prices, the only sectors with positive returns were materials and energy, which posted only slightly positive gains. On a country basis, returns for all countries declined during the period.

U.S. economic data came in a little better than expected in April, and as noted, global market conditions improved. During the month, equities rose and credit spreads narrowed somewhat, indicating reduced risk aversion. After acting aggressively to keep the financial system liquid, the Federal Reserve (the "Fed") was confident enough to signal a pause in its monetary easing. That said, Fed Chairman Bernanke stated that conditions are not back to normal and interbank LIBOR (London Interbank Offered Rate) spreads over three-month Treasuries remain unusually wide. U.S. unemployment claims and job losses have been lower and retail sales more resilient than expected. Though economic growth for the first half of 2008 looks to be close to stall speed, tax rebates and fiscal stimulus checks are expected to cushion the consumer for the next couple of quarters. Yet, housing remains weak and oil prices stubbornly high. Given that consumer spending constitutes 70 percent of U.S. gross domestic product (GDP), we are concerned that consumer confidence has fallen to levels not seen since the early 1990s. We believe job growth (the key to lifetime earnings expectations) and housing stability will be key to consumer spending — and we continue to watch them closely. We also believe the trajectory of U.S. economic growth will be the most important factor driving global markets for the second half of 2008.

We are hopeful that the worst of the financial crisis and the housing bust is behind us. However, the economic ramifications of these events are still uncertain and the sustained rise in price of oil has greatly complicated the outlook. Global financial companies still need to de-lever and repair their balance sheets at a time when the developed economies are fragile, and the emerging economies are fighting inflation and paying more for diesel fuel and food. Large pools of liquidity are available for investment, but there will be reluctance to deploy them if the outlook deteriorates. Recent banking surveys in the U.S. and Europe indicate that lending standards are tightening. Newspaper headlines and global earnings reports are full of references to increasing input prices (steel, coal, ore, energy, and transport). If these lead to a serious slowdown in production and investment (particularly in the emerging markets), then an important engine of global growth (and earnings power) will be dampened. The bears say this cycle was fueled by cheap capital and leverage — and that neither will be readily available going forward. The bulls say that the worst is behind us, equities are cheap, housing is bottoming, capital is available, and we will muddle through. That said, we remain agnostic and continue to rely on incoming data to inform our views.

Current U.S. equity valuations look reasonable to us, but they could not withstand a sharp earnings collapse or a serious rise in inflation expectations. Our work shows that inflation could be peaking at current levels, but oil is definitely a wildcard. Earnings globally have been better than expected. At the close of the period, we kept the Fund almost fully invested, but we are watchful.

Turning to the global economy, European growth and confidence fell further, but was still positive. The European Central Bank (ECB) refused to cut interest rates due to wage pressures, strong money growth and above-range inflation (as measured by the consumer price index). This may prove to be a policy error, but any potential error and the broader effects on the European economy depend on whether inflation peaks and/or exports slump. As of April, the U.K. housing market is now officially declining year-over-year and this is worrisome, particularly for the banks. We have underweighted the Fund in both Europe and the U.K.

Japanese economic data was mixed, but generally weak. Governance — both government and corporate — has been disappointing, in our view. That said, Japanese equities continued to be viewed by some investors as "defensive" in the sense that Japanese equities did not have a lot of debt on their balance sheets (and may raise dividends), were cheap, and were under-owned. Real wages began to rise for the first time in a number of years, and the yen was cheap versus the Euro, which should help exports. However, historically, Japan also has acted as an early cyclical. Hence, Japan can be "all things to all investors" (in other words, defensive, but cyclical) and we have increased the Fund's weighting here.

Emerging markets remained an overweight in the Fund — but we are cautious. We believe growth seems rather solid, but so does inflation, and exports are clearly slowing. The risk of an economic policy error has risen. If inflation does not retract as expected, we will have to reconsider our position.

Performance Analysis

Classes A, B, C and I shares of Morgan Stanley International Fund underperformed the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index for the six months ended April 30, 2008, assuming no deduction of applicable sales charges.

The key detractors from performance during the period relative to the MSCI EAFE Index were underweight positions in the health care and utilities sectors, combined with an overweight to the technology sector. Additionally, although the Fund's emerging markets exposure produced mixed results on an individual country basis, the overall net result was negative for relative performance.

However, positive relative results were achieved in the Fund's two most significantly overweighted positions, the materials and energy sectors. An underweight position in the consumer discretionary sector was another positive contributor. Finally, given the high levels of volatility in the market during the period, the Fund's cash position helped mitigate volatility elsewhere in the portfolio.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 04/30/08
BP PLC	1.5%
Nestle S.A. (Registered)	1.5
Total S.A.	1.4
StatoilHydro ASA	1.2
Vodafone Group PLC	1.2
Rio Tinto PLC	1.1
Royal Dutch Shell PLC ( A Shares )	1.1
Toyota Motor Corp	1.1
BHP Billiton Ltd.	1.0
Telefonica S.A.	1.0
TOP FIVE COUNTRIES as of 04/30/08
Japan	20.3%
United Kingdom	18.1
France	7.7
Switzerland	6.2
Germany	5.6

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in a diversified portfolio of international common stocks and other equity securities. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., uses a "top-down" approach that emphasizes country and sector selection and weightings over individual stock selection. The Fund may also use derivative instruments as discussed in the Fund's prospectus. These derivative instruments will be counted toward the 65 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended April 30, 2008
Symbol	Class A Shares* (since 06/28/99) INLAX	Class B Shares** (since 06/28/99) INLBX	Class C Shares† (since 06/28/99) INLCX	Class I Shares†† (since 06/28/99) INLDX	Class R Shares# (since 03/31/08) INLRX	Class W Shares## (since 03/31/08) INLWX
1 Year	2.93%[3] (2.48)[4]	2.19%[3] (2.81)[4]	2.22%[3] 1.22[4]	3.21%[3] —	— —	— —
5 Years	19.75[3] 18.47[4]	18.81[3] 18.61[4]	18.83[3] 18.83[4]	20.01[3] —	— —	— —
Since Inception	6.53[3] 5.88[4]	5.76[3] 5.76[4]	5.72[3] 5.72[4]	6.75[3] —	6.36%[3] —	6.36%[3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for periods less than one year are not annualized. Performance for Class A, Class B, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States & Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper International Large-Cap Core Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/07 – 04/30/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/07	04/30/08	11/01/07 – 04/30/08
Class A
Actual (-9.64% return)	$1,000.00	$903.60	$6.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.25	$6.67
Class B
Actual (-9.82% return)	$1,000.00	$901.80	$9.84
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.52	$10.42
Class C
Actual (-9.78% return)	$1,000.00	$902.20	$9.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.87	$10.07
Class I@@
Actual (-9.69% return)	$1,000.00	$903.10	$5.11
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.49	$5.42
Class R@@@
Actual (6.36% return)	$1,000.00	$1,063.60	$1.32
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.11	$7.82
Class W@@@
Actual (6.36% return)	$1,000.00	$1,063.60	$1.20
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.80	$7.12

  @  Expenses are equal to the Fund's annualized expense ratios of 1.33%, 2.08%, 2.01%, 1.08%, 1.56% and 1.42% for Class A, Class B, Class C, Class I, Class R and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). For Class R and Class W shares, the expense ratios were calculated using 30/366 (to reflect the actual days in the period for the actual example). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.34%, 2.09%, 2.02%, 1.09%, 1.57% and 1.43% for Class A, Class B, Class C, Class I, Class R and Class W shares, respectively.

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

  @@@  Shares were first issued on March 31, 2008. Returns listed represent the period from March 31, 2008 through April 30, 2008.

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (87.4%)
	Australia (4.8%)
	Aluminum
28,830	Alumina Ltd.	$155,863
	Beverages: Alcoholic
28,866	Foster's Group Ltd.	138,082
	Beverages: Non-Alcoholic
7,707	Coca-Cola Amatil Ltd.	61,154
	Biotechnology
4,077	CSL Ltd.	153,059
	Building Products
28,933	CSR Ltd.	86,263
	Casino/Gaming
5,726	TABCORP Holdings Ltd.	61,697
	Chemicals: Major Diversified
7,255	Orica Ltd.	199,200
	Construction Materials
14,815	Boral Ltd.	86,943
	Containers/Packaging
22,378	Amcor Ltd.	142,518
	Electric Utilities
83,483	Origin Energy Ltd.	1,098,792
	Engineering & Construction
3,397	Leighton Holdings Ltd.	150,927
	Financial Conglomerates
2,956	Macquarie Group Ltd.	176,878
7,797	Suncorp-Metway Ltd.	100,416
		277,294
	Food Retail
14,840	Woolworths Ltd.	401,845
	Gas Distributors
6,718	AGL Energy Ltd.	79,231
	Industrial Conglomerates
2,777	Ansell Ltd.	30,131
5,577	Wesfarmers Ltd.	196,796
2,159	Wesfarmers Ltd. (PPS)	76,805
		303,732

NUMBER OF SHARES		VALUE
	Investment Managers
18,805	AMP Ltd.	$138,924
	Investment Trusts/Mutual Funds
32,909	Macquarie Infrastructure Group (Stapled Securities) (b)	87,871
	Major Banks
20,480	Australia and New Zealand Banking Group Ltd.	423,172
16,927	Commonwealth Bank of Australia	716,285
22,665	National Australia Bank Ltd.	646,026
23,934	Westpac Banking Corp.	553,028
		2,338,511
	Major Telecommunications
30,491	Telstra Corp., Ltd.	131,184
	Medical/Nursing Services
2,044	Sonic Healthcare Ltd.	29,410
	Miscellaneous Commercial Services
13,997	Brambles Ltd.	117,535
	Multi-Line Insurance
24,017	Insurance Australia Group Ltd.	98,571
	Oil & Gas Production
61,311	Santos Ltd.	919,191
34,283	Woodside Petroleum Ltd.	1,808,148
		2,727,339
	Oil Refining/Marketing
11,640	Caltex Australia Ltd.	132,008
	Other Metals/Minerals
78,088	BHP Billiton Ltd.	3,114,296
7,155	Rio Tinto Ltd.	918,644
		4,032,940
	Other Transportation
5,327	Asciano Group (Stapled Securities) (b)	20,154
11,411	Transurban Group (Stapled Securities) (b)	73,857
		94,011

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Precious Metals
8,257	Newcrest Mining Ltd.	$225,146
	Property - Casualty Insurers
9,826	QBE Insurance Group Ltd.	234,460
	Publishing: Newspapers
14,003	Fairfax Media Ltd.	46,242
	Pulp & Paper
12,093	PaperlinX Ltd.	28,867
	Real Estate Development
5,980	Lend Lease Corp., Ltd.	69,963
	Real Estate Investment Trusts
1,340	Stockland (Stapled Securities) (b)	9,141
	Steel
20,345	BlueScope Steel Ltd.	212,111
14,054	OneSteel Ltd.	84,997
		297,108
	Trucking
5,468	Toll Holdings Ltd.	40,911
	Total Australia	14,276,742
	Austria (0.2%)
	Major Banks
2,608	Erste Bank der Oesterreichischen Sparkassen AG	194,247
1,708	Raiffeisen International Bank Holding AG	277,630
	Total Austria	471,877
	Belgium (0.5%)
	Beverages: Alcoholic
1,613	InBev NV	132,983
	Chemicals: Specialty
1,069	Solvay S.A.	157,605
	Electronic Equipment/ Instruments
2,156	Agfa Gevaert NV (a)	15,890

NUMBER OF SHARES		VALUE
	Financial Conglomerates
13,469	Fortis	$368,046
	Major Banks
13,084	Dexia S.A.	365,289
1,799	KBC Groep NV	244,781
		610,070
	Major Telecommunications
2,310	Belgacom S.A.	106,964
	Metal Fabrications
131	Bekaert NV	19,850
	Other Metals/Minerals
2,270	Umicore	121,612
	Pharmaceuticals: Other
1,950	UCB S.A.	84,677
	Total Belgium	1,617,697
	Bermuda (0.5%)
	Apparel/Footwear
7,000	Yue Yuen Industrial (Holdings) Ltd.	21,288
	Apparel/Footwear Retail
11,100	Esprit Holdings Ltd.	136,593
	Construction Materials
7,000	Cheung Kong Infrastructure Holdings Ltd.	30,270
	Contract Drilling
4,600	Seadrill Ltd.	140,105
	Hotels/Resorts/Cruiselines
12,713	Shangri-La Asia Ltd.	35,236
	Investment Banks/Brokers
269,063	REXCAPITAL Financial Holdings Ltd. (a)	31,418
	Marine Shipping
58,065	NWS Holdings Ltd.	159,819
	Other Transportation
100,000	Cosco Pacific Ltd.	189,140

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Real Estate Development
5,274	Kerry Properties Ltd.	$35,698
270,000	Sinofert Holdings Ltd.	206,143
		241,841
	Specialty Stores
17,346	Chow Sang Sang Holdings International Ltd.	22,481
	Water Utilities
649,821	China Water Affairs Group Ltd. (a)	215,964
	Wholesale Distributors
69,220	Li & Fung Ltd. (Hong Kong)	286,450
	Total Bermuda	1,510,605
	Brazil (0.6%)
	Aerospace & Defense
8,547	Empresa Brasileira de Aeronautica S.A.	89,470
	Beverages: Alcoholic
393	Companhia de Bebidas das Americas	25,670
	Department Stores
9,000	Lojas Renner S.A.	210,245
	Food Retail
400	Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Sponsored ADR)	18,196
	Food: Meat/Fish/Dairy
12,400	Perdigao S.A.	337,565
	Major Banks
20,500	Banco do Brasil S.A.	355,192
	Other Transportation
7,800	Companhia de Concessoes Rodoviarias	150,397
	Railroads
25,600	All America Latina Logistica (Units) (c)	334,208

NUMBER OF SHARES		VALUE
	Real Estate Development
13,200	Cyrela Brazil Realty S.A.	$218,782
2,640	Cyrela Commercial Properties S.A.	17,153
		235,935
	Steel
1,212	Companhia Siderurgica Nacional S.A.	53,082
	Tobacco
1,171	Souza Cruz S.A.	32,970
	Total Brazil	1,842,930
	Cayman Islands (0.2%)
	Agricultural Commodities/ Milling
52,650	Chaoda Modern Agriculture (Holdings) Ltd.	75,666
	Apparel/Footwear
28,000	Li Ning Co., Ltd.	82,637
98,900	Prime Success International Group Ltd.	57,615
		140,252
	Industrial Specialties
8,000	Kingboard Chemical Holdings Ltd.	37,931
	Major Telecommunications
16,000	Hutchison Telecommunications International Ltd.	22,502
	Other Transportation
109,000	Hopewell Highway Infrastructure Ltd.	86,857
	Real Estate Development
87,843	Agile Property Holdings Ltd.	122,187
44,000	China Resources Land Ltd.	90,674
82,000	New World China Land Ltd.	61,659
		274,520

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Trucks/Construction/ Farm Machinery
71,000	China Infrastructure Machinery Holdings Ltd.	$80,082
	Total Cayman Islands	717,810
	China (0.3%)
	Electrical Products
38,000	Harbin Power Equipment Co. Ltd. (H Shares)	64,754
	Engineering & Construction
160,000	China Communications Construction Co., Ltd. (H Shares)	380,231
	Other Transportation
116,940	Anhui Expressway Co., Ltd. (H Shares)	91,233
98,000	Zhejiang Expressway Co., Ltd. (H Shares)	102,990
		194,223
	Regional Banks
207,344	China Construction Bank (H Shares)	187,306
	Total China	826,514
	Colombia (0.1%)
	Regional Banks
5,100	Bancolombia S.A. (Sponsored ADR)	203,592
	Denmark (0.6%)
	Biotechnology
1,350	Novozymes A/S (B Shares)	123,445
	Electrical Products
1,878	Vestas Wind Systems A/S (a)	205,914
	Major Banks
13,807	Danske Bank A/S	478,863
	Marine Shipping
41	A P Moller-Maersk A/S (B Shares)	426,382

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Major
8,332	Novo Nordisk A/S (B Shares)	$573,593
	Telecommunication Equipment
7,769	GN Store Nord A/S (a)	42,592
	Trucking
2,250	DSV A/S	55,673
	Total Denmark	1,906,462
	Egypt (0.1%)
	Engineering & Construction
2,528	Orascom Construction Industries	207,442
5,134	Orascom Hotels & Development (a)	81,006
	Total Egypt	288,448
	Finland (1.4%)
	Building Products
448	Uponor Oyj	9,709
	Electric Utilities
5,307	Fortum Oyj	225,976
	Engineering & Construction
2,755	Kone Oyj (B Shares)	108,749
	Food Retail
5,989	Kesko Oyj (B Shares)	227,523
	Industrial Machinery
8,263	Metso Oyj	358,683
	Information Technology Services
3,099	TietoEnator Oyj	81,246
	Marine Shipping
649	Cargotec Corp. (B Shares)	27,219
	Oil Refining/Marketing
2,037	Neste Oil Oyj	61,864
	Other Metals/Minerals
3,278	Outokumpu Oyj	156,880

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Property - Casualty Insurers
4,518	Sampo Oyj (A Shares)	$128,042
	Pulp & Paper
9,956	Stora Enso Oyj (Registered Shares)	123,745
8,623	UPM-Kymmene Oyj	167,228
		290,973
	Steel
1,512	Rautaruukki Oyj	72,150
	Telecommunication Equipment
75,168	Nokia Oyj	2,314,559
	Trucks/Construction/ Farm Machinery
904	Wartsila Oyj	62,108
	Total Finland	4,125,681
	France (7.7%)
	Advertising/Marketing Services
1,483	Publicis Groupe	60,091
	Aerospace & Defense
2,692	Thales S.A.	176,544
290	Zodiac S.A.	15,563
		192,107
	Apparel/Footwear
1,204	Hermes International	163,051
6,894	LVMH Moet Hennessy Louis Vuitton S.A.	790,340
		953,391
	Auto Parts: O.E.M.
1,777	Valeo S.A.	72,225
	Automotive Aftermarket
1,604	Compagnie Generale des Etablissements Michelin (B Shares)	147,193
	Broadcasting
3,603	Societe Television Francaise 1	76,625
	Building Products
6,743	Compagnie de Saint-Gobain	544,869

NUMBER OF SHARES		VALUE
	Chemicals: Specialty
5,521	Air Liquide S.A.	$833,801
	Construction Materials
687	Imerys S.A.	59,536
3,657	Lafarge S.A.	661,758
		721,294
	Department Stores
951	PPR	124,824
	Electric Utilities
13,482	Suez S.A.	957,842
	Electrical Products
4,682	Schneider Electric S.A.	574,695
	Electronics/Appliances
3,682	Thomson	23,572
	Engineering & Construction
6,141	Bouygues S.A.	460,458
6,174	Vinci S.A.	457,244
		917,702
	Food Distributors
2,570	Sodexo	172,556
	Food Retail
8,710	Carrefour S.A.	615,139
1,372	Casino Guichard- Perrachon S.A.	173,356
		788,495
	Food: Major Diversified
7,536	Groupe Danone	668,842
	Hotels/Resorts/Cruiselines
4,992	Accor S.A.	415,461
	Household/Personal Care
1,008	L'Oreal S.A.	119,950
	Industrial Conglomerates
5,397	Alstom	1,255,645
	Information Technology Services
578	Atos Origin S.A. (a)	35,568
3,456	Cap Gemini S.A.	210,405
		245,973

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Integrated Oil
50,901	Total S.A.	$4,287,120
	Life/Health Insurance
1,477	CNP Assurances	175,737
	Major Banks
16,028	BNP Paribas	1,733,115
6,817	Societe Generale	800,034
		2,533,149
	Major Telecommunications
32,095	France Telecom S.A.	1,010,314
	Media Conglomerates
13,317	Vivendi	542,095
	Medical Specialties
2,804	Essilor International S.A.	174,913
	Metal Fabrications
824	Vallourec S.A.	225,483
	Motor Vehicles
1,825	PSA Peugeot Citroen	128,177
1,879	Renault S.A.	193,788
		321,965
	Multi-Line Insurance
21,092	Axa	787,290
	Office Equipment/Supplies
1,065	Neopost S.A.	111,417
	Oilfield Services/Equipment
2,042	Technip S.A.	189,268
	Other Consumer Specialties
302	Societe BIC S.A.	15,505
	Packaged Software
1,269	Dassault Systemes S.A.	80,052
	Pharmaceuticals: Major
17,192	Sanofi-Aventis	1,346,250
	Publishing: Books/Magazines
2,865	Lagardere S.C.A.	206,634
	Regional Banks
8,642	Credit Agricole S.A.	292,146

NUMBER OF SHARES		VALUE
	Telecommunication Equipment
37,920	Alcatel-Lucent	$256,380
1,681	Safran S.A.	35,487
		291,867
	Water Utilities
9,411	Veolia Environnement	683,897
	Total France	23,142,255
	Germany (5.3%)
	Air Freight/Couriers
10,402	Deutsche Post AG (Registered Shares)	325,332
	Airlines
3,273	Deutsche Lufthansa AG (Registered Shares)	86,216
	Apparel/Footwear
3,773	Adidas AG	241,487
174	Puma AG	62,152
		303,639
	Auto Parts: O.E.M.
1,896	Continental AG	223,607
	Chemicals: Major Diversified
6,747	BASF SE	965,543
10,286	Bayer AG	880,147
		1,845,690
	Chemicals: Specialty
1,741	Linde AG	255,810
	Department Stores
1,554	Arcandor AG (a)	29,288
4,208	Metro AG	334,837
		364,125
	Electric Utilities
10,283	E.ON AG	2,098,732
6,724	RWE AG	776,311
		2,875,043
	Engineering & Construction
934	Hochtief AG	96,473

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Financial Conglomerates
2,635	Hypo Real Estate Holding AG	$98,828
	Food: Specialty/Candy
6,454	Suedzucker AG	147,335
	Hotels/Resorts/Cruiselines
2,859	TUI AG (a)	82,052
	Household/Personal Care
2,319	Beiersdorf AG (a)	198,033
	Industrial Conglomerates
2,481	MAN AG	347,649
12,892	Siemens AG (Registered Shares)	1,521,241
5,269	ThyssenKrupp AG	330,984
		2,199,874
	Industrial Machinery
1,357	Heidelberger Druckmaschinen AG	32,419
	Investment Banks/Brokers
1,784	Deutsche Boerse AG	262,462
	Major Banks
7,373	Commerzbank AG	268,243
4,612	Deutsche Bank AG (Registered Shares)	554,293
686	Deutsche Postbank AG	60,327
		882,863
	Major Telecommunications
48,086	Deutsche Telekom AG (Registered Shares)	866,469
	Medical Distributors
2,517	Celesio AG	108,276
	Medical/Nursing Services
5,791	Fresenius Medical Care AG & Co. KGaA	308,254
	Motor Vehicles
11,811	Daimler AG (Registered Shares)	920,824
2,286	Volkswagen AG	676,023
		1,596,847

NUMBER OF SHARES		VALUE
	Multi-Line Insurance
4,492	Allianz SE (Registered Shares)	$918,348
2,242	Muenchener Rueckversicherungs- Gesellschaft AG (Registered Shares)	435,006
		1,353,354
	Packaged Software
22,914	SAP AG	1,158,885
	Pharmaceuticals: Major
813	Merck KGaA	115,787
	Pharmaceuticals: Other
1,282	Altana AG	26,744
	Semiconductors
6,713	Infineon Technologies AG (a)	62,997
	Total Germany	15,877,414
	Greece (0.7%)
	Casino/Gaming
6,990	Greek Organisation of Football Prognostics S.A.	272,864
	Construction Materials
1,850	Titan Cement Company S. A.	82,847
	Major Banks
13,686	National Bank of Greece S.A.	759,918
	Regional Banks
12,361	Alpha Bank A.E.	422,694
6,308	EFG Eurobank Ergasias	195,817
12,100	Piraeus Bank S.A.	412,635
		1,031,146
	Total Greece	2,146,775
	Hong Kong (1.2%)
	Airlines
12,000	Cathay Pacific Airways Ltd.	25,037
	Broadcasting
4,000	Television Broadcasts Ltd.	22,918

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electric Utilities
19,804	CLP Holdings Ltd.	$157,047
16,000	Hongkong Electric Holdings Ltd.	100,396
		257,443
	Engineering & Construction
28,732	New World Development Co., Ltd.	74,105
	Financial Conglomerates
15,020	Wharf (Holdings) Ltd. (The)	76,226
	Gas Distributors
48,944	Hong Kong & China Gas Co., Ltd.	143,193
	Industrial Conglomerates
32,000	China Resources Enterprise Ltd.	117,436
560,000	Guangdong Investment Ltd.	274,497
24,926	Hutchison Whampoa Ltd.	243,882
10,500	Swire Pacific Ltd. (Class A)	122,810
		758,625
	Investment Banks/Brokers
12,000	Hong Kong Exchanges & Clearing Ltd.	245,138
	Major Banks
19,353	Bank of East Asia, Ltd. (The)	110,262
43,000	BOC Hong Kong (Holdings) Ltd.	111,181
8,400	Hang Seng Bank Ltd.	168,255
		389,698
	Major Telecommunications
43,637	PCCW Ltd.	28,165
	Other Consumer Services
234,000	China Travel International Investment Hong Kong Ltd.	104,492
	Railroads
17,212	MTR Corp., Ltd.	61,620

NUMBER OF SHARES		VALUE
	Real Estate Development
18,000	Cheung Kong (Holdings) Ltd.	$280,400
66,000	China Overseas Land & Investment Ltd.	138,891
66,500	Hang Lung Properties Ltd.	270,500
8,000	Henderson Land Development Co., Ltd.	61,079
8,000	Hopewell Holdings Ltd.	34,902
7,503	Hysan Development Co., Ltd.	21,759
15,059	Sino Land Co., Ltd.	38,067
24,000	Sun Hung Kai Properties Ltd.	420,369
		1,265,967
	Real Estate Investment Trusts
20,321	Link REIT	48,761
	Total Hong Kong	3,501,388
	India (1.0%)
	Aluminum
3,700	Hindalco Industries Ltd.	17,703
	Broadcasting
1,090	Zee News Ltd. (a)	1,642
	Cable/Satellite TV
1,386	Dish TV India (a)	1,976
1,205	Wire and Wireless India (a)	1,328
		3,304
	Construction Materials
345	ACC Ltd.	6,460
327	Grasim Industries Ltd. (a)	19,733
		26,193
	Electric Utilities
199	Reliance Infrastructure Ltd.	7,027
	Electrical Products
685	Asea Brown Boveri Ltd.	19,291
8,544	Bharat Heavy Electricals Ltd.	401,135
		420,426
	Engineering & Construction
23,500	IVRCL Infrastructures and Projects Ltd.	249,269

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Finance/Rental/Leasing
1,488	Housing Development Finance Corp., Ltd.	$102,836
	Financial Publishing/Services
240	I-Flex Solutions Ltd. (a)	8,275
	Gas Distributors
1,767	Gail India Ltd.	19,194
	Household/Personal Care
6,697	Hindustan Unilever Ltd.	41,366
	Information Technology Services
3,211	Infosys Technologies Ltd.	138,941
3,770	Satyam Computer Services Ltd.	44,912
1,043	Tata Consultancy Services Ltd.	23,710
1,628	Wipro Ltd.	19,639
		227,202
	Major Telecommunications
9,800	Reliance Communications Ltd.	139,774
	Metal Fabrications
913	Bharat Forge Ltd.	6,641
	Motor Vehicles
212	Bajaj Holdings and Investment Ltd.	10,994
561	Hero Honda Motors Ltd.	11,792
706	Mahindra & Mahindra Ltd.	11,679
479	Maruti Suzuki India Ltd.	8,774
		43,239
	Movies/Entertainment
1,409	Zee Entertainment Enterprises Ltd.	7,434
	Oil & Gas Production
1,974	Oil & Natural Gas Corp., Ltd.	50,333
	Oil Refining/Marketing
5,241	Reliance Industries Ltd.	338,210
	Pharmaceuticals: Generic Drugs
693	Dr. Reddy's Laboratories Ltd.	10,656

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Major
552	Sun Pharma Advanced Research Co., Ltd. (a)	$1,282
323	Sun Pharmaceutical Industries Ltd. (a)	11,542
		12,824
	Pharmaceuticals: Other
1,812	Cipla Ltd.	9,526
220	Glaxosmithkline Pharmaceuticals Ltd.	5,923
837	Glenmark Pharmaceuticals Ltd.	13,867
1,023	Ranbaxy Laboratories Ltd.	12,114
		41,430
	Real Estate Development
56,431	Unitech Ltd.	431,502
	Regional Banks
800	Axis Bank Ltd.	18,236
3,809	HDFC Bank Ltd.	143,292
5,089	ICICI Bank Ltd.	110,485
1,800	ICICI Bank Ltd. (Sponsored ADR)	80,262
		352,275
	Specialty Telecommunications
1,206	Mahanagar Telephone Nigam Ltd.	3,286
	Steel
1,089	Tata Steel Ltd.	22,360
	Tobacco
8,900	ITC Ltd.	48,306
	Trucks/Construction/ Farm Machinery
1,888	Larsen & Toubro Ltd.	139,952
1,560	Tata Motors Ltd.	25,586
		165,538
	Wireless Telecommunications
13,540	Bharti Airtel Ltd. (a)	300,193
	Total India	3,098,438

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Indonesia (0.6%)
	Coal
564,000	PT Bumi Resources Tbk	$406,701
	Construction Materials
54,000	PT Indocement Tunggal Prakarsa Tbk	32,791
	Motor Vehicles
79,500	PT Astra International Tbk	172,414
	Regional Banks
1,248,000	PT Bank Central Asia Tbk	405,986
270,500	PT Bank Mandiri	84,330
169,500	PT Bank Rakyat Indonesia	109,361
		599,677
	Trucks/Construction/ Farm Machinery
421,000	PT United Tractors Tbk	550,103
	Total Indonesia	1,761,686
	Japan (20.3%)
	Advertising/Marketing Services
1,150	Asatsu-DK Inc.	34,837
	Agricultural Commodities/ Milling
6,000	Nisshin Seifun Group Inc.	64,278
	Air Freight/Couriers
21,500	Nippon Express Co., Ltd.	118,681
7,035	Yamato Holdings Co., Ltd.	102,631
		221,312
	Airlines
24,000	Japan Airlines Corp. (a)	56,547
	Apparel/Footwear
4,546	Onward Holdings Co., Ltd.	51,587
2,000	Wacoal Holdings Corp.	28,677
		80,264
	Apparel/Footwear Retail
2,100	Fast Retailing Co., Ltd.	195,490
700	Shimamura Co., Ltd.	62,134
		257,624

NUMBER OF SHARES		VALUE
	Auto Parts: O.E.M.
16,400	Denso Corp.	$569,351
5,059	NGK Spark Plug Co., Ltd.	67,966
2,100	Stanley Electric Co., Ltd.	53,214
2,300	Toyota Industries Corp.	79,848
		770,379
	Automotive Aftermarket
22,400	Bridgestone Corp.	409,074
	Beverages: Alcoholic
10,200	Asahi Breweries, Ltd.	200,106
22,051	Kirin Holdings Co., Ltd.	392,310
7,000	Sapporo Holdings Ltd.	51,969
4,000	Takara Holdings Inc.	26,888
		671,273
	Beverages: Non-Alcoholic
1,500	ITO EN, Ltd.	25,965
	Broadcasting
13	Fuji Television Network, Inc.	21,253
2,600	Tokyo Broadcasting System, Inc.	68,885
		90,138
	Building Products
6,162	JS Group Corp.	106,725
9,500	Nippon Sheet Glass Company, Ltd.	43,487
12,500	Toto Ltd.	107,107
		257,319
	Chemicals: Agricultural
4,500	Nissan Chemical Industries, Ltd.	59,374
	Chemicals: Major Diversified
31,000	Asahi Kasei Corp.	175,593
23,000	Mitsubishi Chemical Holdings Corp.	152,618
		328,211

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Chemicals: Specialty
5,000	Daicel Chemical Industries, Ltd.	$29,523
11,546	Denki Kagaku Kogyo Kabushiki Kaisha	42,749
19,588	DIC, Inc.	62,728
3,608	JSR Corp.	81,365
7,000	Kaneka Corp.	47,997
9,056	Kuraray Co., Ltd.	107,643
15,099	Mitsubishi Rayon Co., Ltd.	49,079
12,500	Mitsui Chemicals, Inc.	76,213
9,397	Shin-Etsu Chemical Co., Ltd.	580,168
16,000	Showa Denko K.K.	56,470
33,000	Sumitomo Chemical Co., Ltd.	214,214
14,000	Tosoh Corp.	53,854
		1,402,003
	Commercial Printing/Forms
10,500	Dai Nippon Printing Co., Ltd.	161,663
11,000	Toppan Printing Co., Ltd.	122,287
		283,950
	Computer Processing Hardware
42,000	Fujitsu Ltd.	267,789
	Construction Materials
15,000	Taiheiyo Cement Corp.	34,188
	Containers/Packaging
4,817	Toyo Seikan Kaisha, Ltd.	94,501
	Department Stores
3,000	H20 Retailing Corp.	21,753
9,387	Isetan Mitsukoshi Holdings Ltd. (a)	98,673
9,500	J. Front Retailing Co., Ltd.	62,764
10,707	Marui Group Co., Ltd.	106,262
8,540	Takashimaya Co., Ltd.	93,461
		382,913
	Electric Utilities
10,900	Chubu Electric Power Co., Inc.	255,244
16,700	Kansai Electric Power Co., Inc. (The)	397,485

NUMBER OF SHARES		VALUE
6,500	Kyushu Electric Power Co., Inc.	$147,521
12,500	Tohoku Electric Power Co., Inc.	283,695
19,600	Tokyo Electric Power Co., Inc. (The)	498,553
		1,582,498
	Electrical Products
4,000	Fuji Electric Holdings Co., Ltd.	15,733
6,000	Fujikura Ltd.	26,369
17,500	Furukawa Electric Co., Ltd. (The)	63,447
700	Mabuchi Motor Co., Ltd.	34,668
7,500	Matsushita Electric Works, Ltd.	82,584
9,060	NGK Insulators, Ltd.	173,820
2,404	Nidec Corp.	181,020
16,700	Sumitomo Electric Industries, Ltd.	214,883
1,100	Ushio Inc.	20,818
		813,342
	Electronic Components
4,200	Alps Electric Co., Ltd.	39,058
7,750	Citizen Holdings Co., Ltd.	66,183
700	Hirose Electric Co., Ltd.	82,935
9,400	Hoya Corp.	260,345
2,800	Ibiden Co., Ltd.	121,710
4,600	Murata Manufacturing Co., Ltd.	243,304
6,500	Nippon Electric Glass Co., Ltd.	100,327
3,000	Taiyo Yuden Co., Ltd.	34,649
2,952	TDK Corp.	202,128
		1,150,639
	Electronic Equipment/ Instruments
23,304	Canon Inc.	1,165,368
747	Keyence Corp.	190,081
10,530	Konica Minolta Holdings, Inc.	157,568
3,700	Kyocera Corp.	340,164

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
48,500	Matsushita Electric Industrial Co., Ltd.	$1,140,381
52,552	Mitsubishi Electric Corp.	536,714
45,500	NEC Corp.	214,843
13,000	Oki Electric Industry Co., Ltd. (a)	28,254
5,004	Omron Corp.	103,944
14,432	Ricoh Co., Ltd.	248,849
2,600	Seiko Epson Corp.	70,260
78,026	Toshiba Corp.	646,809
4,950	Yokogawa Electric Corp.	53,839
		4,897,074
	Electronic Production Equipment
5,150	Advantest Corp.	141,398
5,700	Tokyo Electron Ltd.	370,005
		511,403
	Electronics/Appliance Stores
2,770	Yamada Denki Co., Ltd.	236,816
	Electronics/Appliances
9,150	Casio Computer Co., Ltd.	136,390
10,400	FUJIFILM Holdings Corp.	399,058
7,000	Nikon Corp.	201,952
4,504	Pioneer Corp.	44,527
45,000	Sanyo Electric Co., Ltd. (a)	112,083
19,500	Sharp Corp.	327,610
17,196	Sony Corp.	790,469
		2,012,089
	Engineering & Construction
5,000	Chiyoda Corp.	37,602
4,000	Comsys Holdings Corp.	36,082
7,546	JGC Corp.	139,984
32,000	Kajima Corp.	107,092
21,571	Obayashi Corp.	104,344
7,000	Okumura Corp.	34,534
21,000	Shimizu Corp.	99,159
31,000	Taisei Corp.	81,983
		640,780

NUMBER OF SHARES		VALUE
	Finance/Rental/Leasing
640	Acom Co., Ltd.	$19,818
500	Aeon Credit Service Co., Ltd.	7,943
600	Aiful Corp.	11,771
1,300	Credit Saison Co., Ltd.	35,005
850	Promise Co., Ltd.	26,893
1,040	Takefuji Corp.	24,654
		126,084
	Financial Conglomerates
294	Mizuho Financial Group, Inc.	1,526,759
	Food Retail
11,103	Aeon Co., Ltd.	161,978
1,852	FamilyMart Co., Ltd.	64,651
1,603	Lawson, Inc.	69,216
18,100	Seven & I Holdings Co., Ltd.	537,856
		833,701
	Food: Meat/Fish/Dairy
7,000	Meiji Dairies Corp.	42,881
6,000	Nippon Meat Packers, Inc.	76,857
3,200	Yakult Honsha Co., Ltd.	85,243
		204,981
	Food: Specialty/Candy
17,000	Ajinomoto Co., Inc.	171,005
4,500	Kikkoman Corp.	53,575
7,000	Meiji Seika Kaisha, Ltd.	35,746
2,100	Nissin Food Products Co., Ltd.	73,713
4,000	Yamazaki Baking Co., Ltd.	42,352
		376,391
	Gas Distributors
34,000	Osaka Gas Co., Ltd.	120,979
39,000	Tokyo Gas Co., Ltd.	149,272
		270,251
	Home Building
3,956	Daito Trust Construction Co., Ltd.	184,133
21,000	Daiwa House Industry Co., Ltd.	236,486

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
13,072	Sekisui Chemical Co., Ltd.	$95,163
24,046	Sekisui House, Ltd.	228,701
		744,483
	Household/Personal Care
14,500	Kao Corp.	391,835
8,500	Shiseido Company, Ltd.	203,948
1,200	Unicharm Corp.	83,551
		679,334
	Industrial Conglomerates
75,000	Hitachi, Ltd.	505,602
28,500	Kawasaki Heavy Industries, Ltd.	73,453
		579,055
	Industrial Machinery
7,553	Amada Co., Ltd.	62,757
4,500	Daikin Industries, Ltd.	224,167
4,750	Fanuc Ltd.	499,279
25,530	IHI Corp.	54,996
89,550	Mitsubishi Heavy Industries, Ltd.	415,090
1,705	SMC Corp.	198,071
10,000	Sumitomo Heavy Industries, Ltd.	84,147
1,300	THK Co., Ltd.	28,817
		1,567,324
	Industrial Specialties
30,500	Asahi Glass Co., Ltd.	363,413
4,800	Nitto Denko Corp.	198,952
		562,365
	Information Technology Services
1,900	CSK Holdings Corp.	40,289
1,100	IT Holdings Corp. (a)	22,744
900	Itochu Techno-Solutions Corp.	28,389
3,050	Nomura Research Institute, Ltd.	67,315
33	NTT Data Corp.	135,510
240	OBIC Co., Ltd.	44,245
21,300	Softbank Corp.	430,158
		768,650

NUMBER OF SHARES		VALUE
	Internet Software/Services
393	Yahoo Japan Corp.	$174,041
	Investment Banks/Brokers
60,000	Daiwa Securities Group Inc.	594,893
6,500	Matsui Securities Co., Ltd.	45,632
41,450	Nomura Holdings, Inc.	720,696
79	SBI E*TRADE Securities Co., Ltd.	73,769
21,000	Shinko Securities Co., Ltd.	71,693
		1,506,683
	Life/Health Insurance
5,700	T&D Holdings, Inc.	362,879
	Major Banks
44,000	Bank of Yokohama, Ltd. (The)	322,431
25,000	Chiba Bank, Ltd. (The)	196,903
20,623	Chuo Mitsui Trust Holdings, Inc.	146,563
26,000	Joyo Bank, Ltd. (The)	147,521
255,560	Mitsubishi UFJ Financial Group, Inc.	2,811,566
142	Resona Holdings, Inc.	273,116
36,500	Shinsei Bank, Ltd.	160,764
22,000	Shizuoka Bank, Ltd. (The)	269,539
182	Sumitomo Mitsui Financial Group, Inc.	1,566,476
45,081	Sumitomo Trust & Banking Co., Ltd. (The)	405,354
		6,300,233
	Major Telecommunications
44	Nippon Telegraph & Telephone Corp.	189,566
	Marine Shipping
4,000	Mitsui O.S.K. Lines, Ltd.	55,046
28,015	Nippon Yusen Kabushiki Kaisha	272,108
		327,154
	Medical Specialties
4,400	Olympus Corp.	144,713
4,750	Terumo Corp.	233,880
		378,593

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Metal Fabrications
10,000	Minebea Co., Ltd.	$60,874
46,000	Mitsubishi Materials Corp.	218,089
28,604	Mitsui Mining & Smelting Co., Ltd.	96,827
17,553	NSK Ltd.	146,184
13,051	NTN Corp.	99,905
		621,879
	Miscellaneous Commercial Services
6,285	Secom Co., Ltd.	292,536
1,030	USS Co., Ltd.	72,903
		365,439
	Miscellaneous Manufacturing
10,527	Ebara Corp.	38,065
6,500	Kurita Water Industries Ltd.	231,283
		269,348
	Motor Vehicles
38,809	Honda Motor Co., Ltd.	1,231,617
57,505	Nissan Motor Co., Ltd.	509,877
62,555	Toyota Motor Corp.	3,170,312
1,100	Yamaha Motor Co., Ltd.	21,210
		4,933,016
	Movies/Entertainment
1,550	Oriental Land Co., Ltd.	92,417
2,450	TOHO Co., Ltd.	56,075
		148,492
	Office Equipment/Supplies
2,500	Kokuyo Co., Ltd.	21,926
	Oil & Gas Production
13	INPEX Holdings Inc.	145,021
	Oil Refining/Marketing
38,000	Nippon Oil Corp.	260,557
5,000	Showa Shell Sekiyu K.K.	52,700
7,000	TonenGeneral Sekiyu K.K.	60,384
		373,641
	Other Consumer Services
1,654	Benesse Corp.	73,168

NUMBER OF SHARES		VALUE
	Other Metals/Minerals
14,595	Dowa Holdings Co., Ltd.	$98,109
10,750	Nippon Mining Holdings, Inc.	66,474
24,500	Sumitomo Metal Mining Co., Ltd.	445,540
		610,123
	Other Transportation
3,000	Mitsubishi Logistics Corp.	40,823
	Packaged Software
1,100	Fuji Soft Inc.	21,210
1,050	Oracle Corp. Japan	47,560
2,200	Trend Micro Inc.	82,723
		151,493
	Personnel Services
1,000	Meitec Corp.	28,610
	Pharmaceuticals: Major
18,600	Takeda Pharmaceutical Co., Ltd.	982,007
	Pharmaceuticals: Other
11,100	Astellas Pharma Inc.	453,671
5,906	Chugai Pharmaceutical Co., Ltd.	82,128
15,400	Daiichi Sankyo Co., Ltd.	423,561
5,203	Eisai Co., Ltd.	184,133
7,032	Kyowa Hakko Kogyo Co., Ltd	63,635
6,181	Shionogi & Co., Ltd.	118,645
3,959	Taisho Pharmaceutical Co., Ltd.	75,536
		1,401,309
	Property - Casualty Insurers
18,568	Millea Holdings, Inc.	787,468
21,000	Sompo Japan Insurance Inc.	233,659
		1,021,127

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Pulp & Paper
23	Nippon Paper Group, Inc.	$57,287
28,000	Oji Paper Co., Ltd.	126,018
		183,305
	Railroads
34	Central Japan Railway Co.	333,510
83	East Japan Railway Co.	661,701
10,000	Keihin Electric Express Railway Co., Ltd.	65,490
7,000	Keio Corp.	40,121
38,550	Kintetsu Corp.	132,720
21,500	Tobu Railway Co., Ltd.	109,583
23,000	Tokyu Corp.	121,873
14	West Japan Railway Co.	60,451
		1,525,449
	Real Estate Development
4,350	Leopalace21 Corp.	76,805
40,000	Mitsubishi Estate Co., Ltd.	1,161,706
28,500	Mitsui Fudosan Co., Ltd.	718,084
11,500	Sumitomo Realty & Development Co., Ltd.	287,541
10,000	Tokyo Tatemono Co., Ltd.	87,128
		2,331,264
	Real Estate Investment Trusts
21	Japan Real Estate Investment Corp.	248,401
19	Japan Retail Fund Investment Corp.	112,372
26	Nippon Building Fund Inc.	340,049
		700,822
	Recreational Products
2,300	Konami Corp.	82,281
1,908	Nintendo Co., Ltd.	1,047,717
2,350	Shimano Inc.	106,895
3,200	Yamaha Corp.	62,932
		1,299,825
	Regional Banks
11,500	77 Bank, Ltd. (The)	68,457
10,000	Bank of Kyoto, Ltd. (The)	127,422

NUMBER OF SHARES		VALUE
21,000	Fukuoka Financial Group, Inc.	$104,005
42,000	Hokuhoku Financial Group, Inc.	133,288
20,000	Nishi-Nippon City Bank, Ltd. (The)	61,163
		494,335
	Semiconductors
1,300	NEC Electronics Corp. (a)	26,379
3,605	Rohm Co., Ltd.	251,346
4,000	Sanken Electric Co., Ltd	22,349
		300,074
	Specialty Insurance
9,300	Mitsui Sumitomo Insurance Group Holdings, Inc. (a)	370,265
	Specialty Stores
2,000	Shimachu Co., Ltd.	55,008
4,000	UNY Co., Ltd.	39,390
		94,398
	Steel
8,300	JFE Holdings, Inc.	454,969
42,000	Kobe Steel, Ltd.	125,614
108,108	Nippon Steel Corp.	607,156
65,000	Sumitomo Metal Industries, Ltd.	273,164
		1,460,903
	Textiles
3,571	Nisshinbo Industries, Inc.	39,149
20,608	Teijin Ltd.	79,868
31,000	Toray Industries, Inc.	193,182
		312,199
	Tobacco
97	Japan Tobacco Inc.	472,010
	Trucks/Construction/ Farm Machinery
1,000	Hitachi Construction Machinery Co., Ltd.	31,543
27,300	Komatsu Ltd.	826,994
38,000	Kubota Corp.	266,038
		1,124,575

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Wholesale Distributors
38,051	Itochu Corp.	$397,032
74,550	Marubeni Corp.	594,335
35,100	Mitsubishi Corp.	1,127,413
43,000	Mitsui & Co., Ltd.	1,008,992
25,800	Sumitomo Corp.	346,613
		3,474,385
	Wireless Telecommunications
57	NTT DoCoMo, Inc.	83,868
	Total Japan	60,530,206
	Luxembourg (0.6%)
	Oilfield Services/Equipment
4,900	Acergy S.A.	121,560
	Steel
18,412	ArcelorMittal	1,632,680
	Total Luxembourg	1,754,240
	Malaysia (0.2%)
	Agricultural Commodities/ Milling
78,800	IOI Corporation Behard	182,096
17,900	Kuala Lumpur Kepong Berhad	94,628
		276,724
	Engineering & Construction
123,700	IJM Corp. Berhad	225,158
	Total Malaysia	501,882
	Mexico (0.3%)
	Discount Stores
50,850	Wal-Mart de Mexico S.A.B. de C.V. (Series V)	204,570
	Home Building
2,600	Desarrolladora Homex S.A.B. de C.V. (ADR) (a)	154,908
14,300	Urbi, Desarrollos Urbanos, S.A.B. de C.V. (a)	45,877
		200,785

NUMBER OF SHARES		VALUE
	Real Estate Development
28,100	Corporacion GEO, S.A.B. de C.V. (Series B) (a)	$104,751
	Regional Banks
73,500	Grupo Financiero Banorte S.A.B. de C.V. (O Shares)	324,518
	Total Mexico	834,624
	Netherlands (2.1%)
	Aerospace & Defense
6,301	European Aeronautic Defence and Space Co.	158,895
	Air Freight/Couriers
10,856	TNT N.V.	422,930
	Beverages: Alcoholic
15,986	Heineken N.V.	933,305
	Chemicals: Major Diversified
2,172	Koninklijke DSM N.V.	117,447
	Construction Materials
11,841	James Hardie Industries N.V. (CDI)	66,474
	Electronic Equipment/ Instruments
1,904	Oce N.V.	28,749
	Electronic Production Equipment
7,109	ASML Holding N.V.	203,470
	Financial Conglomerates
14,758	ING Groep N.V. (Share Certificates)	564,806
	Food: Major Diversified
32,077	Unilever N.V. (Share Certificates)	1,081,872
	Industrial Conglomerates
15,763	Koninklijke (Royal) Philips Electronics N.V.	594,408
	Industrial Specialties
3,840	Akzo Nobel N.V.	326,720

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Life/Health Insurance
29,702	Aegon N.V.	$478,855
	Major Telecommunications
29,992	Koninklijke (Royal) KPN N.V.	551,904
	Medical Specialties
2,404	Qiagen N.V. (a)	54,091
	Oilfield Services/Equipment
1,439	Furgo N.V. (Share Certificates)	128,794
3,656	SBM Offshore N.V.	140,205
		268,999
	Personnel Services
588	Vedior N.V. (Share Certificates)	16,343
	Publishing: Books/Magazines
7,672	Reed Elsevier N.V.	145,782
4,941	Wolters Kluwer N.V.	133,163
		278,945
	Semiconductors
15,686	STMicroelectronics N.V.	184,432
	Total Netherlands	6,332,645
	Norway (2.4%)
	Chemicals: Agricultural
18,998	Yara International ASA	1,392,451
	Engineering & Construction
4,240	Aker Solutions ASA	108,519
	Financial Conglomerates
7,386	DnB NOR ASA	110,738
	Food: Specialty/Candy
44,770	Orkla ASA	594,699
	Industrial Conglomerates
26,167	Norsk Hydro ASA	389,750
	Integrated Oil
99,753	StatoilHydro ASA	3,616,476
	Major Telecommunications
22,491	Telenor ASA	455,207

NUMBER OF SHARES		VALUE
	Miscellaneous Manufacturing
515	Tomra Systems ASA	$3,709
	Oilfield Services/Equipment
15,532	Ocean Rig ASA (a)	135,816
6,660	Prosafe SE	115,819
		251,635
	Semiconductors
4,200	Renewable Energy Corp. AS (a)	143,809
	Telecommunication Equipment
6,311	Tandberg ASA	107,642
	Total Norway	7,174,635
	Philippines (0.5%)
	Alternative Power Generation
694,585	PNOC Energy Development Corp.	85,447
	Department Stores
16,690	SM Investments Corp.	98,711
	Electric Utilities
52,000	Manila Electric Co.	99,645
	Financial Conglomerates
17,772	Ayala Corp.	125,081
	Real Estate Development
1,363,126	Ayala Land, Inc.	316,031
1,024,000	Megaworld Corp.	49,904
421,000	SM Prime Holdings Inc.	71,710
		437,645
	Regional Banks
92,661	Banco de Oro Unibank, Inc.	103,030
130,060	Bank of the Philippine Islands	153,844
48,400	Metropolitan Bank & Trust Co.	40,076
		296,950
	Specialty Telecommunications
5,700	Philippine Long Distance Telephone Co.	345,884

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Wireless Telecommunications
3,060	Globe Telecom, Inc.	$98,453
	Total Philippines	1,587,816
	Poland (0.5%)
	Aluminum
118	Grupa Kety S.A.	6,217
	Information Technology Services
1,334	Assesco Poland S.A.	40,546
	Major Telecommunications
23,919	Telekomunikacja Polska S.A.	241,240
	Oil Refining/Marketing
10,347	Polski Koncern Naftowy Orlen S.A. (a)	196,453
	Other Metals/Minerals
4,420	KGHM Polska Miedz S.A.	205,103
	Publishing: Newspapers
1,275	Agora S.A.	23,441
	Regional Banks
6,112	Bank Pekao S.A.	533,492
337	Bank Przemyslowo- Handlowy BPH	13,580
904	Bank Zachodni WBK S.A.	66,439
12,956	Powszechna Kasa Oszczednosci Bank Polski S.A.	269,544
		883,055
	Total Poland	1,596,055
	Portugal (0.3%)
	Cable/Satellite TV
9,953	Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	133,340
	Electric Utilities
25,212	Energias de Portugal, S.A.	159,831
	Major Telecommunications
22,173	Portugal Telecom, SGPS, S.A. (Registered Shares)	263,992

NUMBER OF SHARES		VALUE
	Other Transportation
13,568	Brisa	$193,426
	Regional Banks
52,532	Banco Comercial Portugues, S.A. (Registered Shares)	148,057
	Total Portugal	898,646
	Russia (0.7%)
	Electric Utilities
470	RAO Unified Energy System of Russia (Registered GDR) (a)	44,180
	Food: Meat/Fish/Dairy
1,700	Wimm-Bill-Dann Foods (ADR)	206,890
	Integrated Oil
6,780	Gazprom (Sponsored ADR)	360,696
1,943	Lukoil (Sponsored ADR)	175,453
		536,149
	Oil & Gas Production
4,500	Surgutneftegaz (Sponsored ADR)	43,875
815	Taftneft-(Sponsored Registered GDR)	104,524
		148,399
	Other Metals/Minerals
9,590	JSC MMC Norilsk Nickel (ADR)	258,930
	Precious Metals
800	Polyus Gold (Sponsored ADR)	42,800
	Regional Banks
359	Sberbank (Registered GDR)	134,530
	Steel
6,900	Cherepovets Mk Severstal (Registered GDR)	169,809
3,500	Novolipetsk Steel (Registered GDR)	155,470
		325,279

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Wireless Telecommunications
2,700	Mobile Telesystems (Sponsored ADR)	$209,466
7,000	Vimpel-Communications (Sponsored ADR) (a)	211,120
		420,586
	Total Russia	2,117,743
	Singapore (2.2%)
	Aerospace & Defense
61,334	Singapore Technologies Engineering Ltd.	145,640
	Air Freight/Couriers
69,000	Singapore Post Ltd.	59,024
	Airlines
24,267	Singapore Airlines Ltd.	286,322
	Electronic Components
12,696	Venture Corp., Ltd.	103,924
	Food: Major Diversified
48,000	Olam International Ltd.	94,864
	Hospital/Nursing Management
28,000	Parkway Holdings Ltd.	72,269
	Industrial Conglomerates
62,000	Fraser & Neave Ltd.	218,547
50,000	Keppel Corp. Ltd.	380,517
		599,064
	Industrial Machinery
29,000	Hyflux Ltd.	73,780
	Investment Banks/Brokers
35,479	Singapore Exchange Ltd.	224,744
	Major Banks
48,393	DBS Group Holdings Ltd.	708,739
110,078	Oversea-Chinese Banking Corp., Ltd.	718,403
		1,427,142
	Major Telecommunications
322,600	Singapore Telecommunications Ltd.	918,282

NUMBER OF SHARES		VALUE
	Marine Shipping
38,000	Cosco Corp Ltd.	$88,551
35,000	Neptune Orient Lines Ltd.	83,109
		171,660
	Miscellaneous Commercial Services
15,946	Raffles Education Corp., Ltd.	13,641
	Other Transportation
87,068	ComfortDelGro Corp., Ltd.	112,362
	Publishing: Newspapers
68,328	Singapore Press Holdings Ltd.	224,224
	Real Estate Development
55,000	Capitaland Ltd.	275,395
24,455	City Developments Ltd.	218,211
17,000	Keppel Land Ltd.	75,971
11,000	Singapore Land Ltd.	58,729
27,673	UOL Group Ltd.	77,547
		705,853
	Real Estate Investment Trusts
45,000	Ascendas Real Estate Investment Trust	85,284
39,700	CapitaMall Trust	101,881
4,800	K-REIT Asia	5,345
		192,510
	Regional Banks
51,489	United Overseas Bank Ltd.	774,585
	Specialty Stores
9,031	Jardine Cycle & Carriage Ltd.	110,686
	Trucks/Construction/ Farm Machinery
38,511	SembCorp Industries Ltd.	119,277
36,400	SembCorp Marine Ltd.	99,318
		218,595
	Total Singapore	6,529,171

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	South Africa (0.0%)
	Pulp & Paper
4,693	Mondi Ltd.	$39,657
	South Korea (0.0%)
	Engineering & Construction
720	Doosan Heavy Industries and Construction Co., Ltd.	75,759
	Spain (3.6%)
	Apparel/Footwear Retail
2,411	Industria de Diseno Textil, S.A.	131,688
	Broadcasting
1,557	Antena 3 de Television S.A.	19,109
	Electric Utilities
50,780	Iberdola S.A.	746,123
1,810	Union Fenosa, S.A.	121,697
		867,820
	Electrical Products
3,863	Gamesa Corporacion Tecnologica, S.A.	188,014
	Engineering & Construction
398	Acciona S.A.	114,193
3,480	ACS, Actividades de Construccion y Servicios, S.A.	206,486
2,457	Cintra Concesiones de Infraestructuras de Transporte S.A.	38,250
395	Fomento de Construcciones y Contratas S.A.	28,532
888	Grupo Ferrovial, S.A.	72,310
		459,771
	Gas Distributors
15,412	Gas Natural SDG, S.A.	902,441
	Information Technology Services
762	Indra Sistemas, S.A.	20,858
	Integrated Oil
12,776	Repsol YPF, S.A.	519,474

NUMBER OF SHARES		VALUE
	Major Banks
59,307	Banco Bilbao Vizcaya Argentaria, S.A.	$1,367,775
114,901	Banco Santander S.A.	2,484,860
		3,852,635
	Major Telecommunications
106,771	Telefonica S.A.	3,095,947
	Other Transportation
4,825	Abertis Infraestructuras S.A.	160,926
	Real Estate Development
891	Sacyr Vallehermoso S.A.	31,707
	Regional Banks
15,233	Banco Popular Espanol S.A.	263,544
	Steel
2,965	Acerinox, S.A.	80,557
	Total Spain	10,594,491
	Sweden (2.9%)
	Advertising/Marketing Services
3,361	Eniro AB	22,007
	Apparel/Footwear Retail
7,600	Hennes & Mauritz AB (B Shares)	451,920
	Broadcasting
1,578	Modern Times Group AB (B Shares)	115,973
	Electronics/Appliances
4,900	Electrolux AB (B Shares)	75,298
	Engineering & Construction
10,253	Skanska AB (B Shares)	169,973
	Household/Personal Care
14,058	Svenska Cellulosa AB (B Shares)	237,161
	Industrial Machinery
500	Alfa Laval AB	32,905
8,617	Assa Abloy AB (B Shares)	134,575
59,620	Atlas Copco AB (A Shares)	960,986

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
12,644	Atlas Copco AB (B Shares)	$187,963
60,445	Sandvik AB	931,375
		2,247,804
	Major Banks
9,866	Skandinaviska Enskilda Banken AB (A Shares)	239,774
16,373	Svenska Handelsbanken AB (A Shares)	455,345
		695,119
	Major Telecommunications
3,205	Tele2 AB (B Shares)	71,467
38,848	TeliaSonera AB	347,153
		418,620
	Medical Specialties
6,560	Getinge AB (B Shares)	167,646
	Metal Fabrications
7,008	SKF AB (B Shares)	128,761
	Miscellaneous Commercial Services
1,600	Securitas AB (B Shares)	20,645
2,000	Securitas Systems AB	5,078
		25,723
	Oil & Gas Production
10,515	Lundin Petroleum AB (a)	147,093
	Pulp & Paper
1,250	Holmen AB (B Shares)	40,088
	Regional Banks
58,216	Nordea Bank AB	964,611
	Steel
4,500	SSAB Svenskt Stal AB (Series A)	150,328
	Telecommunication Equipment
479,194	Telefonaktiebolaget LM Ericsson (B Shares)	1,223,018
	Tobacco
17,513	Swedish Match AB	384,666
	Tools/Hardware
4,900	Husqvarna AB (B Shares)	50,540

NUMBER OF SHARES		VALUE
	Trucks/Construction/ Farm Machinery
10,600	Scania AB (B Shares)	$218,218
14,085	Volvo AB (A Shares)	212,325
28,850	Volvo AB (B Shares)	440,925
		871,468
	Total Sweden	8,587,817
	Switzerland (6.2%)
	Biotechnology
711	Lonza Group AG (Registered Shares)	97,165
	Building Products
980	Geberit AG (Registered Shares)	151,424
2,041	Schindler Holding AG (Participation Certificates)	166,152
		317,576
	Chemicals: Agricultural
4,093	Syngenta AG (Registered Shares)	1,222,587
	Chemicals: Specialty
1,354	Ciba Holding AG	45,188
	Computer Peripherals
4,800	Logitech Intenational S.A. (Registered Shares) (a)	146,851
	Construction Materials
4,299	Holcim Ltd. (Registered Shares)	422,784
	Electronic Equipment/ Instruments
984	Kudelski S.A. (Bearer Shares)	15,613
	Financial Conglomerates
26,095	UBS AG (Registered Shares)	881,460
	Food: Major Diversified
9,314	Nestle S.A. (Registered Shares)	4,467,556

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Household/Personal Care
127	Givaudan S.A. (Registered Shares)	$128,943
	Industrial Conglomerates
49,661	ABB Ltd. (Registered Shares)	1,526,040
14,900	ABB Ltd. (Sponsored ADR)	456,983
146	OC Oerlikon Corp. AG (Registered Shares) (a)	50,656
		2,033,679
	Major Banks
19,080	Credit Suisse Group (Registered Shares)	1,062,506
	Major Telecommunications
452	Swisscom AG (Registered Shares)	161,405
	Medical Specialties
4,991	Nobel Biocare Holding AG (Registered Shares)	180,729
452	Straumann Holding AG (Registered Shares)	121,054
		301,783
	Miscellaneous Commercial Services
22	SGS S.A. (Registered Shares)	31,106
	Multi-Line Insurance
930	Zurich Financial Services AG (Registered Shares)	284,749
	Other Consumer Specialties
21,255	Compagnie Financiere Richemont AG (Series A) (Units) (c)	1,295,424
2,445	Swatch Group AG (Bearer Shares)	660,715
1,148	Swatch Group AG (Registered Shares)	59,164
		2,015,303

NUMBER OF SHARES		VALUE
	Personnel Services
238	Adecco S.A. (Registered Shares)	$14,276
	Pharmaceuticals: Major
40,497	Novartis AG (Registered Shares)	2,059,733
12,181	Roche Holding AG	2,031,440
		4,091,173
	Property - Casualty Insurers
8,626	Swiss Re (Registered Shares)	719,284
	Total Switzerland	18,460,987
	Thailand (0.1%)
	Coal
17,100	Banpu Public Co., Ltd.	235,118
	Turkey (0.5%)
	Beverages: Alcoholic
9,626	Anadolu Efes Biracilik ve Malt Sanayii A.S.	87,571
	Electronics/Appliances
4,397	Arcelik A.S.	19,656
	Financial Conglomerates
15,979	Haci Omer Sabanci Holding A.S.	59,650
	Food Retail
3,287	Migros Turk T.A.S.	53,102
	Industrial Conglomerates
18,088	Dogan Sirketler Grubu Holding A.S. (a)	21,988
	Industrial Specialties
15,690	Trakya Cam Sanayii A.S.	23,502
15,660	Turk Sise ve Cam Fabrikalari A.S.	24,318
		47,820
	Motor Vehicles
5,884	Ford Otomotiv Sanayi A.S.	55,374
13,841	Koc Holding A.S. (a)	47,761
		103,135

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Oil Refining/Marketing
4,163	Tupras-Turkiye Petrol Rafinerileri A.S.	$112,637
	Property - Casualty Insurers
5,587	Aksigorta A.S.	28,042
	Publishing: Newspapers
8,401	Dogan Yayin Holding A.S. (a)	17,921
	Real Estate Development
644	Is Gayrimenkul Yatirim Ortakligi A.S.	586
	Regional Banks
46,427	Akbank T.A.S.	242,130
31,219	Turkiye Garanti Bankasi A.S.	167,712
61,254	Turkiye Is Bankasi	283,428
25,611	Turkiye Vakiflar Bankasi T.A.O. (D Shares) (Units) (c)	52,222
21,166	Yapi ve Kredi Bankasi A.S. (a)	47,143
		792,635
	Steel
13,198	Eregli Demir ve Celik Fabrikalari T.A.S.	116,961
	Wireless Telecommunications
17,270	Turkcell Iletisim Hizmetleri A.S.	138,149
	Total Turkey	1,599,853
	United Kingdom (18.1%)
	Advertising/ Marketing Services
41,232	WPP Group PLC	507,058
12,062	Yell Group PLC	39,812
		546,870
	Aerospace & Defense
77,233	BAE Systems PLC	716,756
26,198	Cobham PLC	114,858
12,511	Meggitt PLC	73,819
44,625	Rolls-Royce Group PLC (a)	389,517
3,998,875	Rolls-Royce Group PLC (B Shares)	7,951
		1,302,901

NUMBER OF SHARES		VALUE
	Airlines
14,329	British Airways PLC (a)	$64,531
	Apparel/Footwear
15,676	Burberry Group PLC	150,779
	Auto Parts: O.E.M.
10,171	GKN PLC	57,636
2,453	TI Automotive Ltd. (A Shares) (a) (d)	—
		57,636
	Beverages: Alcoholic
70,772	Diageo PLC	1,453,602
5,160	SABMiller PLC	119,833
		1,573,435
	Broadcasting
103,091	ITV PLC	135,285
	Cable/Satellite TV
29,993	British Sky Broadcasting Group PLC	325,013
	Casino/Gaming
14,030	Ladbrokes PLC	91,359
10,233	William Hill PLC	78,537
		169,896
	Catalog/Specialty Distribution
10,876	Home Retail Group PLC	57,090
	Chemicals: Major Diversified
8,136	Johnson Matthey PLC	323,538
	Containers/Packaging
10,347	Rexam PLC	92,116
	Department Stores
22,378	Marks & Spencer Group PLC	169,301
3,491	Next PLC	79,546
		248,847
	Electric Utilities
4,096	International Power PLC	35,773
64,113	National Grid PLC	892,972

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
20,431	Scottish & Southern Energy PLC	$565,474
2,429	United Utilities PLC	34,652
		1,528,871
	Electronic Equipment/ Instruments
5,721	Invensys PLC (a)	34,012
	Electronics/Appliance Stores
26,580	DSG International PLC	34,616
4,063	Kesa Electricals PLC	16,823
		51,439
	Engineering & Construction
6,913	AMEC PLC	109,274
12,504	Balfour Beatty PLC	109,516
		218,790
	Financial Conglomerates
86,586	Lloyds TSB Group PLC	744,591
	Financial Publishing/Services
4,364	Thomson Reuters PLC	135,636
	Food Retail
27,910	Sainsbury (J) PLC	212,818
151,131	Tesco PLC	1,289,124
		1,501,942
	Food: Major Diversified
29,011	Unilever PLC	981,762
	Food: Specialty/Candy
44,003	Cadbury PLC	510,076
15,384	Tate & Lyle PLC	161,964
		672,040
	Gas Distributors
54,214	Centrica PLC	316,915
	Home Building
3,603	Barratt Developments PLC	19,790
1,777	Berkeley Group Holdings PLC (The) (Units) (c) (a)	33,212
3,901	Persimmon PLC	44,948
17,270	Taylor Wimpey PLC	44,210
		142,160

NUMBER OF SHARES		VALUE
	Home Improvement Chains
16,731	Kingfisher PLC	$44,178
	Hotels/Resorts/Cruiselines
4,309	Carnival PLC	169,982
8,641	InterContinental Hotels Group PLC	139,338
		309,320
	Household/Personal Care
22,997	Reckitt Benckiser Group PLC	1,343,405
	Industrial Conglomerates
8,724	Smiths Group PLC	167,996
22,022	Tomkins PLC	79,910
		247,906
	Industrial Machinery
6,480	FKI PLC	11,242
	Information Technology Services
25,495	LogicaCMG PLC	58,169
15,724	Misys PLC	49,007
		107,176
	Integrated Oil
71,632	BG Group PLC	1,753,271
373,910	BP PLC	4,542,470
79,903	Royal Dutch Shell PLC (A Shares)	3,221,921
55,821	Royal Dutch Shell PLC (B Shares)	2,236,436
		11,754,098
	Investment Banks/Brokers
3,493	Close Brothers Group PLC	48,477
1,519	ICAP PLC	17,699
869	London Stock Exchange Group PLC	18,609
		84,785
	Investment Managers
5,450	3i Group PLC	93,138
17,462	Man Group PLC	201,890
2,418	Schroders PLC	50,625
		345,653

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Life/Health Insurance
57,336	Aviva PLC	$717,641
43,560	Friends Provident PLC	102,894
41,582	Prudential PLC	570,477
		1,391,012
	Major Banks
89,292	Barclays PLC	810,470
51,707	HBOS PLC	483,719
152,983	HSBC Holdings PLC (Registered Shares)	2,675,241
128,272	Royal Bank of Scotland Group PLC	879,905
		4,849,335
	Major Telecommunications
175,896	BT Group PLC	779,036
	Medical Specialties
26,573	Smith & Nephew PLC	346,071
	Miscellaneous Commercial Services
10,545	BBA Aviation PLC	32,970
10,926	Experian Group Ltd.	82,661
4,556	G4S PLC	20,677
5,673	Rentokil Initial PLC	10,828
1,852	Serco Group PLC	16,239
		163,375
	Miscellaneous Manufacturing
9,990	IMI PLC	89,980
	Multi-Line Insurance
147,175	Legal & General Group PLC	371,347
	Other Metals/Minerals
38,216	Anglo American PLC	2,483,956
60,896	BHP Billiton PLC	2,179,441
28,490	Rio Tinto PLC	3,348,399
19,730	Xstrata PLC	1,547,989
		9,559,785

NUMBER OF SHARES		VALUE
	Other Transportation
3,603	Arriva PLC	$50,541
9,153	FirstGroup PLC	103,279
9,091	Stagecoach Group PLC	46,409
		200,229
	Packaged Software
34,750	Sage Group PLC (The)	136,667
	Personnel Services
1,773	Capita Group PLC	23,373
4,987	Hays PLC	11,180
		34,553
	Pharmaceuticals: Major
25,311	AstraZeneca PLC	1,070,939
95,197	GlaxoSmithKline PLC	2,121,840
		3,192,779
	Publishing: Books/Magazines
14,710	Pearson PLC	192,160
20,124	Reed Elsevier PLC	255,285
		447,445
	Publishing: Newspapers
6,397	Daily Mail and General Trust PLC	53,103
5,167	United Vusiness Media PLC	59,330
		112,433
	Pulp & Paper
9,123	Bunzl PLC	134,140
11,731	Mondi PLC	93,649
		227,789
	Railroads
3,313	National Express Group PLC	60,998
	Restaurants
52,088	Compass Group PLC	353,164
6,319	Punch Taverns PLC	65,145
4,927	Whitbread PLC	119,026
		537,335
	Retail - Specialty
17,719	Enterprise Inns PLC	135,022

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Semiconductors
30,903	ARM Holdings PLC	$62,059
2,965	CSR PLC (a)	23,287
		85,346
	Specialty Stores
7,209	Galiform PLC (a)	9,783
22,954	Signet Group PLC	31,377
		41,160
	Tobacco
31,064	British American Tobacco PLC	1,171,679
14,365	Imperial Tobacco Group PLC	690,916
		1,862,595
	Utilities
6,863	Severn Trent PLC	199,365
	Wholesale Distributors
16,483	Electrocomponents PLC	61,122
13,893	Wolseley PLC	140,190
		201,312
	Wireless Telecommunications
1,092,548	Vodafone Group PLC	3,482,233
	Total United Kingdom	54,131,060
	United States (0.1%)
	Medical Specialties
2,107	Synthes, Inc.	290,395
	Total Common Stocks (Cost $195,803,220)	261,189,114
	Preferred Stocks (1.8%)
	Brazil (1.5%)
	Airlines
12,500	Gol-Linhas Aereas Inteligentes S.A. (Sponsored ADR)	203,125

NUMBER OF SHARES		VALUE
	Beverages: Alcoholic
1,976	Companhia de Bebidas das Americas	$146,577
	Containers/Packaging
10,439	Klabin S.A.	41,261
	Electric Utilities
1,934	Centrais Eletricas Brasileiras S.A. (Class B)	29,891
2,609	Companhia Energetica de Minas Gerais	54,224
		84,115
	Food: Meat/Fish/Dairy
52,181	Sadia S.A.	382,363
	Integrated Oil
38,858	Petroleo Brasileiro S.A.	994,477
	Major Telecommunications
3,386	Brasil Telecom Participacoes S.A.	52,047
	Miscellaneous Commercial Services
229	Contax Participacoes S.A.	5,357
	Other Metals/Minerals
21,655	Companhia Vale do Rio Doce (Class A)	698,817
	Pulp & Paper
5,557	Aracruz Celulose S.A. (B Shares)	44,899
905	Votorantim Celulose S.A.	28,747
		73,646
	Regional Banks
9,554	Banco Bradesco S.A.	221,279
21,578	Banco Itau Holding Financeira S.A.	625,064
2,450	Unibanco-Uniao de Bancos Brasileiros S.A. (GDR) (Units) (c)	356,255
		1,202,598

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Specialty Telecommunications
1,982,422	Embratel Participacoes S.A.	$9,422
5,178	Tele Norte Leste Participacoes S.A.	118,064
		127,486
	Steel
5,055	Gerdau S.A.	200,108
2,621	Usinas Siderurgicas de Minas Gerais S.A. (Class A)	125,964
		326,072
	Wireless Telecommunications
4,809	Vivo Participacoes S.A. (a)	34,139
	Total Brazil	4,372,080
	Germany (0.3%)
	Electric Utilities
550	RWE AG NV	51,313
	Household/Personal Care
2,582	Henkel AG & Co. KGaA-Vorzug	110,266
	Motor Vehicles
1,923	Porsche Automobil Holding SE	355,696
1,362	Volkswagen AG	225,409
		581,105
	Total Germany	742,684
	Japan (0.0%)
	Beverages: Non-Alcoholic
509	ITO EN, Ltd.	5,580
	Russia (0.0%)
	Oil & Gas Production
11,000	Surgutneftegaz (Sponsored ADR)	53,350
	Total Preferred Stocks (Cost $4,446,670)	5,173,694

NUMBER OF RIGHTS		VALUE
	Rights (0.0%)
	Australia (0.0%)
	Industrial Conglomerates
269	Wesfarmers LTD PPS (a)	$2,208
697	Wesfarmers LTD PPS (a)	5,524
	Total Australia	7,732
	Japan (0.0%)
	Other Metals/Minerals
22,095	Dowa Mining Co. (a) (d)	—
	Singapore (0.0%)
	Food: Major Diversified
4,800	OLAM International LTD (a)	2,513
	Switzerland (0.0%)
	Financial Conglomerates
26,095	UBS AG (Registered Rights) (a)	44,073
	Total Rights (Cost $0)	54,318
NUMBER OF SHARES (000)
	Short-Term Investment (e) (4.2%)
	Investment Company
12,479	Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $12,478,929)	12,478,929
Total Investments (Cost $212,728,819) (f) (g)	93.4%	278,896,055
Other Assets in Excess of Liabilities	6.6	19,830,281
Net Assets	100.0%	$298,726,336

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

  ADR  American Depositary Receipt.

  CDI  CHESS Depositary Interest.

  GDR  Global Depositary Receipt.

  PPS  Price Protected Share.

  (a)  Non-income producing security.

  (b)  Comprised of securities in separate entities that are traded as a single stapled security.

  (c)  Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

  (d)  Securities with total market value equal to $0 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (e)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

  (f)  Securities have been designated as collateral in an amount equal to $122,202,673 in connection with open forward foreign currency and futures contracts.

  (g)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $76,181,899 and the aggregate gross unrealized depreciation is $10,014,663, resulting in net unrealized apprecation of $66,167,236.

Futures Contracts Open at April 30, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY, MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
58	Long	TOPIX Index Future	$7,546,665	$286,353
			June/2008
55	Long	H-SHARES Index Future May/2008	5,053,156	31,882
28	Long	HANG SENG Index Future May/2008	4,623,163	24,858
133	Long	MSCI TAIWAN Index Future May/2008	4,571,210	(60,469)
23	Long	SPI 200 Future June/2008	3,038,622	147,189
50	Long	DJ Euro Stoxx 50 Future June/2008	2,936,308	193,140
30	Long	MSCI SINGAPORE Index Future May/2008	1,714,981	(12,577)
15	Long	CAC40 10 EURO Future May/2008	1,161,837	52,389
12	Short	DAX Index Future June/2008	(3,274,831)	(151,652)
		Net Unrealized Appreciation		$511,113

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

Forward Foreign Currency Contracts Open at April 30, 2008:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$1,861,122	AUD	2,029,798	6/12/08	$43,261
	$1,224,383	CHF	1,264,249	6/12/08	(3,515)
CHF	867,980		$855,418	6/12/08	17,222
EUR	2,575,527		$3,929,688	6/12/08	(84,073)
	$29,821,575	EUR	19,527,793	6/12/08	610,986
EUR	28,675,598		$43,731,433	6/12/08	(957,278)
EUR	3,092,724		$4,720,517	6/12/08	(99,255)
EUR	3,988,901		$6,089,536	6/12/08	(126,859)
	$24,726,422	EUR	16,192,029	6/12/08	507,588
	$16,032,807	EUR	10,505,944	6/12/08	339,899
	$8,301,866	EUR	5,444,650	6/12/08	183,202
GBP	4,533,406		$9,024,085	6/12/08	37,441
GBP	1,246,424		$2,483,353	6/12/08	12,547
	$836,800	GBP	417,273	6/12/08	(9,632)
HKD	89,963,512		$11,572,126	6/12/08	13,172
	$6,690,876	HKD	52,011,192	6/12/08	(8,223)
	$454,399	HKD	3,532,250	6/12/08	(558)
JPY	116,502,755		$1,132,568	6/12/08	9,218
JPY	211,810,704		$2,140,475	6/12/08	98,141
				Net Unrealized Appreciation	$583,284

Currency Abbreviations:

AUD  Australian Dollar.

GBP  British Pound.

EUR  Euro.

HKD  Hong Kong Dollar.

JPY  Japanese Yen.

CHF  Swiss Franc.

See Notes to Financial Statements

Morgan Stanley International Fund

Summary of Investments  ■  April 30, 2008 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Major Banks	$27,007,111	9.7%
Integrated Oil	21,707,794	7.8
Other Metals/Minerals	15,644,190	5.6
Investment Company	12,478,929	4.5
Pharmaceuticals: Major	10,314,413	3.7
Electric Utilities	9,840,396	3.5
Major Telecommunications	9,432,618	3.4
Industrial Conglomerates	8,991,458	3.2
Regional Banks	8,945,560	3.2
Motor Vehicles	7,751,721	2.8
Food: Major Diversified	7,297,409	2.6
Real Estate Development	6,131,534	2.2
Electronic Equipment/ Instruments	4,991,338	1.8
Financial Conglomerates	4,877,552	1.7
Wireless Telecommunications	4,557,621	1.6
Steel	4,537,480	1.6
Industrial Machinery	4,291,252	1.5
Engineering & Construction	4,164,654	1.5
Telecommunication Equipment	3,979,678	1.4
Wholesale Distributors	3,962,147	1.4
Food Retail	3,824,804	1.4
Beverages: Alcoholic	3,708,896	1.3
Oil & Gas Production	3,271,535	1.2
Trucks/Construction/ Farm Machinery	3,072,469	1.1
Multi-Line Insurance	2,895,311	1.0
Household/Personal Care	2,858,458	1.0
Chemicals: Major Diversified	2,814,086	1.0
Tobacco	2,800,547	1.0
Chemicals: Specialty	2,694,407	1.0
Chemicals: Agricultural	2,674,412	1.0
Life/Health Insurance	2,408,483	0.9
Investment Banks/Brokers	2,355,230	0.8
Electrical Products	2,267,145	0.8
Property - Casualty Insurers	2,130,955	0.8

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Electronics/Appliances	$2,130,615	0.8%
Other Consumer Specialties	2,030,808	0.7
Railroads	1,982,275	0.7
Aerospace & Defense	1,889,013	0.7
Food: Specialty/Candy	1,790,465	0.6
Gas Distributors	1,731,225	0.6
Medical Specialties	1,713,492	0.6
Apparel/Footwear	1,649,613	0.6
Pharmaceuticals: Other	1,554,160	0.6
Packaged Software	1,527,097	0.5
Construction Materials	1,503,784	0.5
Information Technology Services	1,491,651	0.5
Department Stores	1,429,665	0.5
Other Transportation	1,422,394	0.5
Recreational Products	1,299,825	0.5
Electronic Components	1,254,563	0.5
Building Products	1,215,736	0.4
Oil Refining/Marketing	1,214,813	0.4
Food: Meat/Fish/Dairy	1,131,799	0.4
Auto Parts: O.E.M.	1,123,847	0.4
Marine Shipping	1,112,234	0.4
Home Building	1,087,428	0.4
Air Freight/Couriers	1,028,598	0.4
Metal Fabrications	1,002,614	0.4
Apparel/Footwear Retail	977,825	0.4
Industrial Specialties	974,836	0.4
Real Estate Investment Trusts	951,234	0.3
Publishing: Books/ Magazines	933,024	0.3
Water Utilities	899,861	0.3
Pulp & Paper	884,325	0.3
Hotels/Resorts/ Cruiselines	842,069	0.3
Oilfield Services/ Equipment	831,462	0.3
Semiconductors	776,658	0.3
Miscellaneous Commercial Services	722,176	0.3

See Notes to Financial Statements

Morgan Stanley International Fund

Summary of Investments  ■  April 30, 2008 (unaudited) continued

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Airlines	$721,778	0.3%
Electronic Production Equipment	714,873	0.3
Advertising/Marketing Services	663,805	0.2
Coal	641,819	0.2
Automotive Aftermarket	556,267	0.2
Media Conglomerates	542,095	0.2
Restaurants	537,335	0.2
Casino/Gaming	504,457	0.2
Investment Managers	484,577	0.2
Specialty Telecommunications	476,656	0.2
Broadcasting	461,690	0.2
Cable/Satellite TV	461,657	0.2
Publishing: Newspapers	424,261	0.2
Agricultural Commodities/Milling	416,668	0.2
Biotechnology	373,669	0.1
Containers/Packaging	370,396	0.1
Specialty Insurance	370,265	0.1
Miscellaneous Manufacturing	363,037	0.1
Medical/Nursing Services	337,664	0.1
Textiles	312,199	0.1
Electronics/Appliance Stores	288,255	0.1
Commercial Printing/ Forms	283,950	0.1
Specialty Stores	268,725	0.1
Precious Metals	267,946	0.1
Computer Processing Hardware	267,789	0.1
Finance/Rental/Leasing	228,920	0.1
Discount Stores	204,570	0.1

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Utilities	$199,365		0.1%
Aluminum	179,783		0.1
Other Consumer Services	177,660		0.1
Internet Software/Services	174,041		0.1
Food Distributors	172,556		0.1
Movies/Entertainment	155,926		0.1
Computer Peripherals	146,851		0.1
Financial Publishing/ Services	143,911		0.1
Contract Drilling	140,105		0.1
Retail - Specialty	135,022		0.0
Office Equipment/Supplies	133,343		0.0
Medical Distributors	108,276		0.0
Trucking	96,584		0.0
Personnel Services	93,782		0.0
Beverages: Non-Alcoholic	92,699		0.0
Investment Trusts/ Mutual Funds	87,871		0.0
Alternative Power Generation	85,447		0.0
Hospital/Nursing Management	72,269		0.0
Catalog/Specialty Distribution	57,090		0.0
Tools/Hardware	50,540		0.0
Home Improvement Chains	44,178		0.0
Pharmaceuticals: Generic Drugs	10,656		0.0
	$278,896,055	‡	100.0%

‡  Does not include open short/long futures contracts with underlying face amount of $33,920,773 and net unrealized appreciation of $511,113. Also open forward foreign currency contracts with net unrealized appreciation of $583,284.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $200,249,890)	$266,417,126
Investment in affiliate, at value (cost $12,478,929)	12,478,929
Unrealized appreciation on open forward foreign currency contracts	1,872,677
Cash (including $13,606,826 in foreign currency, at value with cost of $13,610,489 and $3,884,453 in segregation)	17,491,279
Receivable for:
Dividends	1,220,676
Variation margin	511,961
Investments sold	350,063
Foreign withholding taxes reclaimed	321,267
Shares of beneficial interest sold	219,260
Compensated forward foreign currency contracts	157,922
Dividends from affiliate	30,858
Prepaid expenses and other assets	563,909
Total Assets	301,635,927
Liabilities:
Unrealized depreciation on open forward foreign currency contracts	1,289,393
Payable for:
Shares of beneficial interest redeemed	699,981
Compensated forward foreign currency contracts	227,427
Investment advisory fee	154,382
Investments purchased	147,525
Distribution fee	117,860
Transfer agent fee	60,556
Administration fee	19,298
Accrued expenses and other payables	193,169
Total Liabilities	2,909,591
Net Assets	$298,726,336
Composition of Net Assets:
Paid-in-capital	$244,421,190
Net unrealized appreciation	67,258,052	^
Accumulated undistributed net investment income	563,276
Accumulated net realized loss	(13,516,182	)^^
Net Assets	$298,726,336
Class A Shares:
Net Assets	$180,029,915
Shares Outstanding (unlimited authorized, $.01 par value)	11,988,820
Net Asset Value Per Share	$15.02
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$15.85
Class B Shares:
Net Assets	$69,266,492
Shares Outstanding (unlimited authorized, $.01 par value)	4,644,804
Net Asset Value Per Share	$14.91
Class C Shares:
Net Assets	$29,895,050
Shares Outstanding (unlimited authorized, $.01 par value)	2,021,861
Net Asset Value Per Share	$14.79
Class I Shares:@@
Net Assets	$19,322,504
Shares Outstanding (unlimited authorized, $.01 par value)	1,282,716
Net Asset Value Per Share	$15.06
Class R Shares:@@@
Net Assets	$106,181
Shares Outstanding (unlimited authorized, $.01 par value)	7,072
Net Asset Value Per Share	$15.01
Class W Shares:@@@
Net Assets	$106,194
Shares Outstanding (unlimited authorized, $.01 par value)	7,072
Net Asset Value Per Share	$15.02

^  Net of $17,102 deferred capital gain country tax.

^^  Net of capital gain country tax of $53,143.

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

@@@  Shares were first issued on March 31, 2008.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2008 (unaudited)

Net Investment Income: Income
Dividends (net of $310,156 foreign withholding tax)	$4,069,807
Dividends from affiliate	188,736
Income from securities loaned - net	146,344
Interest	58,738
Total Income	4,463,625
Expenses
Investment advisory fee	994,818
Distribution fee (Class A shares)	217,429
Distribution fee (Class B shares)	402,929
Distribution fee (Class C shares)	148,621
Distribution fee (Class R shares)@@@	41
Distribution fee (Class W shares)@@@	29
Transfer agent fees and expenses	238,628
Administration fee	122,439
Custodian fees	101,337
Shareholder reports and notices	75,218
Professional fees	40,009
Registration fees	27,414
Trustees' fees and expenses	2,619
Other	62,622
Total Expenses	2,434,153
Less: expense offset	(1,252)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(7,855)
Net Expenses	2,425,046
Net Investment Income	2,038,579
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	21,587,227 ^^
Futures contracts	(4,369,191)
Foreign exchange transactions	934,477
Net Realized Gain	18,152,513
Change in Unrealized Appreciation/Depreciation on:
Investments	(56,360,181)^
Futures contracts	433,749
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(31,544)
Net Change in Unrealized Appreciation/Depreciation	(55,957,976)
Net Loss	(37,805,463)
Net Decrease	$(35,766,884)

^  Net of $17,102 deferred capital gain country tax.

^^  Net of capital gain country tax of $53,143.

@@@  Shares were first issued on March 31, 2008.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2008	FOR THE YEAR ENDED OCTOBER 31, 2007
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$2,038,579	$2,509,860
Net realized gain	18,152,513	68,764,200
Net change in unrealized appreciation/depreciation	(55,957,976)	14,242,054
Net Increase (Decrease)	(35,766,884)	85,516,114
Dividends to Shareholders from Net Investment Income:
Class A shares	(3,252,306)	(1,452,280)
Class B shares	(620,256)	(1,374,886)
Class C shares	(403,193)	(299,910)
Class I shares@@	(405,123)	(457,373)
Total Dividends	(4,680,878)	(3,584,449)
Net decrease from transactions in shares of beneficial interest	(13,477,024)	(92,719,912)
Net Decrease	(53,924,786)	(10,788,247)
Net Assets:
Beginning of period	352,651,122	363,439,369
End of Period (Including accumulated undistributed net investment income of $563,276 and $3,205,575, respectively)	$298,726,336	$352,651,122

  @@  Formerly Class D shares. Renamed Class I Shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2008 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley International Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on October 23, 1998 and commenced operations June 28, 1999. On March 31, 2008, the Fund commenced offering Class R and Class W shares.

The Fund offers Class A, Class B, Class C, Class I, Class R and Class W shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A, and most Class B and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I, Class R and Class W shares are not subject to a sales charge. Additionally, Class A, Class B, Class C, Class R and Class W shares incur distribution expenses. Effective March 31, 2008, Class D shares were renamed Class I shares.

The Fund will assess a 2% redemption fee, on Class A, Class B, Class C, Class I, Class R and Class W shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

As of April 30, 2008, there were no securities on loan.

G. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on April 29, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended April 30, 2008, remains subject to examination by taxing authorities.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $1 billion and 0.60% to the portion of the daily net assets in excess of $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. ("the Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; (iii) Class C — up to 1.0% of the average daily net assets of Class C shares; Class R — up to 0.50% of the average net assets of Class R shares; and (v) Class W — up to 0.35% of the average daily net assets of Class W shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $18,079,476 at April 30, 2008.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 1.00%, 0.50% or 0.35% of the average daily net assets of Class A, Class C, Class R and Class W shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2008, the distribution fee was accrued for Class A, Class C, Class R and Class W shares at the annual rate of 0.25%, 0.93%, 0.48% and 0.34%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2008, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $693, $35,686 and $951, respectively and received $50,081 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. For the six months ended April 30, 2008, advisory fees paid were reduced by $7,855 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $188,736 for the six months ended April 30, 2008. During the six months ended April 30, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class aggregated $45,522,880 and $39,413,561, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2008 aggregated $37,066,528 and $69,893,631, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, and Distributor, is the Fund's transfer agent.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or an unfavorable change in the value of the securities underlying the futures contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At April 30, 2008, investments in securities of issuers in Japan and United Kingdom represented 20.3% and 18.1%, respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

At April 30, 2008, the Fund's cash balance consisted principally of interest deposits with J.P. Morgan Chase, the Fund's custodian.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2008		FOR THE YEAR ENDED OCTOBER 31, 2007
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,129,958	$16,840,403	1,302,836	$19,623,783
Conversion from Class B	649,120	9,797,047	5,091,894	77,565,898
Reinvestment of dividends and distributions	193,424	2,970,999	100,076	1,363,035
Redeemed	(1,378,649)	(20,244,507)	(6,035,617)	(82,173,956)
Net increase — Class A	593,853	9,363,942	459,189	16,378,760
CLASS B SHARES
Sold	464,455	7,070,832	822,174	12,075,106
Conversion to Class A	(654,002)	(9,797,047)	(5,156,674)	(77,565,898)
Reinvestment of dividends and distributions	35,376	540,896	87,184	1,179,605
Redeemed	(1,170,934)	(17,035,770)	(2,596,205)	(37,102,280)
Net decrease — Class B	(1,325,105)	(19,221,089)	(6,843,521)	(101,413,467)
CLASS C SHARES
Sold	127,509	1,884,824	270,024	3,923,053
Reinvestment of dividends and distributions	24,520	371,732	19,416	261,724
Redeemed	(360,438)	(5,147,502)	(420,507)	(6,030,252)
Net decrease — Class C	(208,409)	(2,890,946)	(131,067)	(1,845,475)
CLASS I SHARES@@
Sold	13,033	193,884	71,254	1,048,307
Reinvestment of dividends and distributions	22,722	349,696	28,871	394,384
Redeemed	(99,650)	(1,472,511)	(490,485)	(7,282,421)
Net decrease — Class I	(63,895)	(928,931)	(390,360)	(5,839,730)
CLASS R SHARES@@@
Sold	7,072	100,000	—	—
Net increase — Class R	7,072	100,000	—	—
CLASS W SHARES@@@
Sold	7,072	100,000	—	—
Net increase — Class W	7,072	100,000	—	—
Net decrease in Fund	(989,412)	$(13,477,024)	(6,905,759)	$(92,719,912)

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

  @@@  Shares were first issued on March 31, 2008.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2007, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of open forward foreign currency exchange contracts and passive foreign investment companies ("PFICs"), foreign tax credit pass-through and capital loss deferrals on wash sales.

8. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

9. Accounting Pronouncements

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley International Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2008		2007		2006		2005	2004	2003
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.94		$13.14		$10.70		$9.19	$8.03	$6.70
Income from investment operations:
Net investment income(1)	0.12		0.15		0.14		0.13	0.06	0.08
Net realized and unrealized gain (loss)	(1.76)		3.86		2.52		1.50	1.20	1.33
Total income (loss) from investment operations	(1.64)		4.01		2.66		1.63	1.26	1.41
Less dividends from net investment income	(0.28)		(0.21)		(0.22)		(0.12)	(0.10)	(0.08)
Net asset value, end of period	$15.02		$16.94		$13.14		$10.70	$9.19	$8.03
Total Return(2)	(9.64	)%(3)	31.03%		25.21%		17.65%	15.89%	21.31%
Ratios to Average Net Assets(5):
Total expenses (before expense offset)	1.33	%(4)(7)	1.33	%(6)(7)	1.30	%(6)	1.30%	1.57%	1.58%
Net investment income	1.58	%(4)(7)	1.18	%(6)(7)	1.18	%(6)	1.27%	0.67%	1.02%
Supplemental Data:
Net assets, end of period, in thousands	$180,030		$193,043		$143,730		$115,680	$83,766	$63,422
Portfolio turnover rate	13	%(3)	22%		13%		22%	33%	43%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Not annualized.

  (4)  Annualized.

  (5)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (6)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	1.34%	1.17%
October 31, 2006	1.32	1.16

(7)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of a 0.01%.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2008		2007		2006		2005	2004	2003
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.69		$12.97		$10.55		$9.06	$7.93	$6.58
Income (loss) from investment operations:
Net investment income (loss)(1)	0.05		0.08		0.05		0.05	(0.01)	0.01
Net realized and unrealized gain (loss)	(1.73)		3.75		2.49		1.48	1.19	1.34
Total income (loss) from investment operations	(1.68)		3.83		2.54		1.53	1.18	1.35
Less dividends from net investment income	(0.10)		(0.11)		(0.12)		(0.04)	(0.05)	–
Net asset value, end of period	$14.91		$16.69		$12.97		$10.55	$9.06	$7.93
Total Return(2)	(9.82	)%(3)	29.58%		24.28%		16.88%	14.87%	20.52%
Ratios to Average Net Assets(5):
Total expenses (before expense offset)	2.08	%(4)(7)	2.08	%(6)(7)	2.05	%(6)	2.05%	2.33%	2.37%
Net investment income (loss)	0.83	%(4)(7)	0.43	%(6)(7)	0.43	%(6)	0.52%	(0.09)%	0.23%
Supplemental Data:
Net assets, end of period, in thousands	$69,266		$99,635		$166,184		$163,974	$193,796	$205,544
Portfolio turnover rate	13	%(3)	22%		13%		22%	33%	43%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Not annualized.

  (4)  Annualized.

  (5)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (6)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	2.09%	0.42%
October 31, 2006	2.07	0.41

(7)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of a 0.01%.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2008		2007		2006		2005	2004	2003
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.63		$12.94		$10.54		$9.06	$7.92	$6.59
Income (loss) from investment operations:
Net investment income (loss)(1)	0.06		0.06		0.06		0.05	(0.01)	0.01
Net realized and unrealized gain (loss)	(1.72)		3.76		2.48		1.47	1.20	1.33
Total income (loss) from investment operations	(1.66)		3.82		2.54		1.52	1.19	1.34
Less dividends from net investment income	(0.18)		(0.13)		(0.14)		(0.04)	(0.05)	(0.01)
Net asset value, end of period	$14.79		$16.63		$12.94		$10.54	$9.06	$7.92
Total Return(2)	(9.78	)%(3)	29.58%		24.34%		16.81%	15.03%	20.40%
Ratios to Average Net Asets(5):
Total expenses (before expense offset)	2.01	%(4)(7)	2.08	%(6)(7)	2.04	%(6)	2.05%	2.31%	2.37%
Net investment income (loss)	0.90	%(4)(7)	0.43	%(6)(7)	0.44	%(6)	0.52%	(0.07)%	0.23%
Supplemental Data:
Net assets, end of period, in thousands	$29,895		$37,085		$30,552		$22,856	$24,527	$25,471
Portfolio turnover rate	13	%(3)	22%		13%		22%	33%	43%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Not annualized.

  (4)  Annualized.

  (5)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (6)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	2.09%	0.42%
October 31, 2006	2.06	0.42

(7)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of a 0.01%.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2008		2007		2006		2005	2004	2003
	(unaudited)
Class I Shares@@
Selected Per Share Data:
Net asset value, beginning of period	$17.00		$13.23		$10.76		$9.24	$8.07	$6.73
Income (loss) from investment operations:
Net investment income(1)	0.14		0.21		0.15		0.15	0.08	0.08
Net realized and unrealized gain (loss)	(1.78)		3.83		2.57		1.51	1.20	1.36
Total income (loss) from investment operations	(1.64)		4.04		2.72		1.66	1.28	1.44
Less dividends from net investment income	(0.30)		(0.27)		(0.25)		(0.14)	(0.11)	(0.10)
Net asset value, end of period	$15.06		$17.00		$13.23		$10.76	$9.24	$8.07
Total Return(2)	(9.69	)%(3)	31.33%		25.61%		18.03%	15.97%	21.68%
Ratios to Average Net Assets(5):
Total expenses (before expense offset)	1.08	%(4)(7)	1.08	%(6)(7)	1.05	%(6)	1.05%	1.33%	1.37%
Net investment income	1.83	%(4)(7)	1.43	%(6)(7)	1.43	%(6)	1.52%	0.91%	1.23%
Supplemental Data:
Net assets, end of period, in thousands	$19,323		$22,888		$22,974		$134,631	$143,890	$132,544
Portfolio turnover rate	13	%(3)	22%		13%		22%	33%	43%

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Not annualized.

  (4)  Annualized.

  (5)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (6)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	1.09%	1.42%
October 31, 2006	1.07	1.41

  (7)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of a 0.01%.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE PERIOD MARCH 31, 2008@@@ THROUGH APRIL 30, 2008
	(unaudited)
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.14
Income from investment operations:
Net investment income(1)	0.31
Net realized and unrealized gain	0.56
Total income from investment operations	0.87
Net asset value, end of period	$15.01
Total Return(2)	6.36	%(3)
Ratios to Average Net Assets(5):
Total expenses (before expense offset)	1.56	%(4)(6)
Net investment income	1.35	%(4)(6)
Supplemental Data:
Net assets, end of period, in thousands.	$106
Portfolio turnover rate	13	%(3)

  @@@  The date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Not annualized.

  (4)  Annualized.

  (5)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (6)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of a 0.01%.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE PERIOD MARCH 31, 2008@@@ THROUGH APRIL 30, 2008
	(unaudited)
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.14
Income from investment operations:
Net investment income(1)	0.32
Net realized and unrealized gain	0.56
Total income from investment operations	0.88
Net asset value, end of period	$15.02
Total Return(2)	6.36	%(3)
Ratios to Average Net Assets(5):
Total expenses (before expense offset)	1.42	%(4)(6)
Net investment income	1.49	%(4)(6)
Supplemental Data:
Net assets, end of period, in thousands	$106
Portfolio turnover rate	13	%(3)

@@@  The date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Not annualized.

  (4)  Annualized.

  (5)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (6)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of a 0.01%.

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

MORGAN STANLEY FUNDS

Morgan Stanley
International Fund

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

Semiannual Report

April 30, 2008

INLSAN
IU08–03357P–Y04/08

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2008